                     Pacific Mutual Life Insurance Company
                           700 Newport Center Drive
                            Newport Beach, CA 92660
                           Telephone: (714) 640-3852

                               February 24, 1997

Pacific Mutual Life Insurance Company
Post Office Box 9000
700 Newport Center Drive
Newport Beach, California 92660

Dear Sir or Madam:

In my capacity as Vice President and Investment Counsel of Pacific Mutual Life Insurance Company ("Pacific Mutual"), I am familiar with the Pacific Select Exec Separate Account of Pacific Mutual Life Insurance Company ("Separate Account"), which is a separate account for assets applicable to Pacific Select Exec and Pacific Select Choice variable life insurance policies ("Policies") issued by Pacific Mutual.

I have made such examination of the law and examined such corporate records and such other documents as in my judgment are necessary and appropriate to enable me to render the following opinion.

The issuance and sale of interests in the Separate Account under the Policies during the Separate Account's fiscal year ending December 31, 1996 represent the following amounts allocated to the Variable Accounts:

              VARIABLE ACCOUNT                AMOUNT
              ----------------                ------
              MONEY MARKET                 $124,506,644
              MANAGED BOND                   29,872,669
              GOVERNMENT SECURITIES           4,561,914
              HIGH YIELD BOND                18,875,684
              GROWTH                         83,933,539
              EQUITY INCOME                  39,898,341
              MULTI-STRATEGY                 27,994,293
              INTERNATIONAL                  52,104,799
              EQUITY INDEX                   61,789,389
              GROWTH LT                      72,939,640
              AGGRESSIVE EQUITY              12,044,232
              EMERGING MARKETS                3,719,191
              VARIABLE ACCOUNT I                 78,169
              VARIABLE ACCOUNT II               178,443
              VARIABLE ACCOUNT III              545,942
              VARIABLE ACCOUNT IV               417,987
                                           ------------
                                  TOTAL:   $533,460,876
                                           ============

Pacific Mutual Life Insurance Company
February 24, 1997
Page 2


It is my opinion that such interests were issued in connection with Policies that constitute legal, validly issued and binding obligations of Pacific Mutual except as limited by bankruptcy or insolvency laws affecting the rights of creditors generally.

I consent to the use of this letter by Pacific Mutual in connection with the Separate Account's Notice pursuant to Rule 24f-2 under the Investment Company Act of 1940 for the Separate Account's fiscal year ending December 31, 1996.

                      Very truly yours,

                      /s/ Sharon A. Cheever
                          Vice President and Investment Counsel

APPENDIX I.         U.S. SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON D.C.  20549

                                  FORM 24F-2
                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2

            Read instructions at end of Form before preparing Form.
                             Please print or type.
--------------------------------------------------------------------------------

1. Name and address of Issuer:     PACIFIC SELECT EXEC SEPARATE ACCOUNT
                                   700 NEWPORT CENTER DRIVE
                                   NEWPORT BEACH, CA 92660
--------------------------------------------------------------------------------

2. Name of each series or class of funds for which this notice is filed:

--------------------------------------------------------------------------------

3. Investment Company Act File Number:   811-5563

   Securities Act File Number:           33-21754
--------------------------------------------------------------------------------

4. Last day of fiscal year for which this notice is filed:

                   December 31, 1996
--------------------------------------------------------------------------------

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                                  [_]
--------------------------------------------------------------------------------

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6):

                                 N/A
--------------------------------------------------------------------------------

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:
                                NONE
--------------------------------------------------------------------------------

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

                                NONE
--------------------------------------------------------------------------------

9. Number and aggregate sale price of securities sold during the fiscal year:

                         SEE ATTACHED WORKSHEET

   Number of securities sold not applicable as Registrant is a separate account registered as a unit investment trust.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

                               SAME AS NUMBER 9
--------------------------------------------------------------------------------

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction C.7):

                                      N/A
--------------------------------------------------------------------------------

12.  Calculation of registration fee:

     (i)   Aggregate sale price of securities sold
           during the fiscal year in reliance on rule
           24f-2 (from item 10):                                $533,460,876
                                                                ------------
     (ii)  Aggregate price of shares issued in connection
           with dividend reinvestment plans (from item 11,
           if applicable):                                      +
                                                                ------------
     (iii) Aggregate price of shares redeemed or repurchased
           during the fiscal year (if applicable):              -347,305,578
                                                                ------------
     (iv)  Aggregate price of shares redeemed or repurchased
           and previously applied as a reduction to filing
           fees pursuant to rule 24f-2 (if applicable):         +
                                                                ------------
     (v)   Net aggregate price of securities sold and issued
           during the fiscal year in reliance on rule 24f-2
           [line (i), plus line (ii), less line (iii), plus
           Line (iv)] (if applicable):                           186,155,298
                                                                ------------
     (vi)  Multiplier prescribed by Section 6(b) of the
           Securities Act of 1933 or other applicable law
           or regulation (see instruction C.6):                 x     1/3300
                                                                ------------
     (vii) Fee due [line (I) or line (v) multiplied by
           Line (vi)]:                                             56,410.70
                                                                ============

Instructions:  Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year.  See Instruction C.3.
--------------------------------------------------------------------------------

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
                                                             [X]
     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:
                           February 25, 1997
--------------------------------------------------------------------------------

                                  SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By   (Signature and Title)    /s/ Diane N. Ledger
                              ----------------------------------------------

Date    February 27, 1997     Diane N. Ledger, Assistant Vice President
        -----------------     ----------------------------------------------
Please print the name and title of the signing officer below the signature.
--------------------------------------------------------------------------------

PACIFIC SELECT EXEC SEPARATE ACCOUNT
FOR THE YEAR ENDED 12/31/96
RULE 24F-2 FEE

                                       (A)                             (B)                              (C)
                                                                                                        NET
                                      TOTAL                           TOTAL                            SALES
                                      SALES                        REDEMPTIONS                     (REDEMPTIONS)
                                   -----------                     -----------                     -------------
                                                                                                     (A) - (B)
Money Market                       124,506,644                     121,689,186                         2,817,458
Managed Bond                        29,872,669                      11,590,398                        18,282,271
Government Securities                4,561,914                       3,232,023                         1,329,891
High Yield Bond                     18,875,684                       9,726,606                         9,149,078
Growth                              83,933,539                      73,417,032                        10,516,507
Equity Income                       39,898,341                      15,831,585                        24,066,756
Multi-Strategy                      27,994,293                      10,610,529                        17,383,764
International                       52,104,799                      26,231,180                        25,873,619
Equity Index                        61,789,389                      18,609,613                        43,179,776
Growth LT                           72,939,640                      48,120,992                        24,818,648
Agressive Equity                    12,044,232                       7,824,218                         4,220,014
Emerging Markets                     3,719,191                         398,159                         3,321,032
Variable Account I                      78,169                           1,337                            76,832
Variable Account II                    178,443                           1,402                           177,041
Variable Account III                   545,942                          19,265                           526,677
Variable Account IV                    417,987                           2,053                           415,934
                                   -----------                     -----------                     -------------
                    TOTAL          533,460,876                     347,305,578                       186,155,298
                                   -----------                     -----------                     -------------


FEE CALCULATION:
                                               EDGAR                            1/33 OF 1%
                                               Method                             Method
                                             -----------                       ------------
                                                (a/b)                              (a*b)
Sales Less Redemptions (a)                   186,155,298                        186,155,298
Rate                   (b)                         3,300                         0.00030303
                                             -----------                        -----------
        Filing Fee                             56,410.70                          56,410.64
                                             -----------                        -----------

Fee due payable will be the higher of the two methods. If less than zero, no amount due.

AMOUNT DUE:                                  -----------
                                               56,410.70
                                             -----------